Commodities Derivatives (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commodities Derivatives [Abstract]
Schedule of Weighted-Average Price of Open Commodity Swap Contracts

The following table reflects the weighted-average price of open commodity swap contracts as of June 30, 2026:

Commodity Swaps
		Weighted
	Volume	Average
Period	(Bbls/month)	price ($/Bbl)
Q3 2026	15,000	$61.90
Q4 2026	15,000	$61.53
Q1-Q4 2027	15,000	$63.87

The following table reflects the weighted-average price of open commodity swap contracts as of December 31, 2025:

Commodity Swaps
		Weighted
	Volume	Average
Period	(Bbls/month)	price ($/Bbl)
Q1 2026	2,000	$62.50

The following table reflects the weighted-average price of open commodity swap contracts as of December 31, 2025:

Commodity Swaps
		Weighted
		average
Period	Volume (Bbls/month)	price ($/Bbl)
Q1 2026	2,000	$62.50

The following table reflects the weighted-average price of open commodity swap contracts as of December 31, 2024:

Commodity Swaps
		Weighted
		average
Period	Volume (Bbls/month)	price ($/Bbl)
Q1-Q2 2025	5,000	$70.21
Q3-Q4 2025	5,000	$70.21

Schedule of Derivatives Included in the Accompanying Consolidated Balance Sheets	The combined fair value of derivatives included in the accompanying consolidated balance sheets as of June 30, 2026 and December 31, 2025 is summarized below.
	As of June 30, 2026
	Gross fair value	Amounts netted	Net fair value
Commodity derivatives:
Short-term derivative asset	$154,654	$(154,654)	$-
Long-term derivative asset	194,775	(194,775)	-
Short-term derivative liability	(1,127,659)	189,374	(938,285)
Long-term derivative liability	(272,960)	160,055	(112,905)
Total derivative liability	(1,051,190)	-	$(1,051,190)

	As of December 31, 2025
	Gross fair value	Amounts netted	Net fair value
Commodity derivatives:
Short-term derivative asset	$63,334	$-	$63,334
Total derivative asset			$63,334
The combined fair value of derivatives included in the accompanying consolidated balance sheets as of December 31, 2025 and 2024 is summarized below.
	As of December 31, 2025
	Gross fair value	Amounts netted	Net fair value
Commodity derivatives:
Short-term derivative asset	$63,334	$-	$63,334
Long-term derivative asset	-	-	-
Short-term derivative liability	-	-	-
Long-term derivative liability	-	-	-
Total derivative asset			$63,334

	As of December 31, 2024
	Gross fair value	Amounts netted	Net fair value
Commodity derivatives:
Short-term derivative asset	$151,303	$(44,906)	$106,397
Long-term derivative asset	—	—	—
Short-term derivative liability	(44,906)	44,906	—
Long-term derivative liability	—	—	—
Total derivative asset			$106,397

Schedule of Derivatives on the Consolidated Statements of Operations

The effects of the Company’s derivatives on the consolidated statements of operations are summarized below:

	3 Months Ended June 30		6 Months Ended June 30
	2026	2025	2026	2025
Total gain (loss) on unsettled derivatives	$2,158,927	$510,129	$(1,114,524)	$567,917
Total gain (loss) on settled derivatives	(1,210,926)	379,350	(1,516,950)	236,491
Net gain (loss) on derivatives	$948,001	$889,479	$(2,631,474)	$804,408

The effects of the Company’s derivatives on the consolidated statements of operations are summarized below:

	For the Year ended December 31, 2025	For the Year ended December 31, 2024

Total gain (loss) on unsettled derivatives	$(43,063)	$(361,290)
Total gain (loss) on settled derivatives	706,073	(489,084)
Net gain (loss) on derivatives	$663,010	$(850,374)